Expense Example - Class A B C Shares - Alger International Focus Fund - ABC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class B 1 Year	Class B 3 Years	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	654	927	1,221	2,053	708	943	1,303	2,197	316	667	1,144	2,462